Financial Instruments - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of fair value measurement of assets [line items]
Cash deposits	£ 31,443,000	£ 39,785,000	£ 3,524,000	£ 9,968,000
Short-term deposits, not classified as cash equivalents	£ 48,819,000	0
Increase in interest rates	0.25%
Bottom of range
Disclosure of fair value measurement of assets [line items]
Trade payable term	30 years
Rates of interest	0.00%
Top of range
Disclosure of fair value measurement of assets [line items]
Trade payable term	45 years
Rates of interest	1.73%
Derivative financial instrument
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss, fair value measurement, liabilities	£ 6,650,000
Derivative financial instrument | Level 3
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss, fair value measurement, liabilities	£ (6,650,000)	£ (1,068,000)